CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Millions	6 Months Ended
Sep. 30, 2014 JPY (¥)
Non cash activities
Assets acquired, excluding cash and cash equivalents	¥ 34,271
Increased liabilities	¥ 18,817